Document and Entity Information (USD $)	12 Months Ended
	Mar. 31, 2013	Sep. 28, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	CLIFTON SAVINGS BANCORP INC
Entity Central Index Key	0001240581
Document Type	10-K
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float		$ 94,388,756
Entity Common Stock, Shares Outstanding	26,243,343